Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Apr. 30, 2019	Apr. 30, 2018
Prepaid Expense And Other Assets Current [Abstract]
Prepaid hosting costs	$ 12,006	$ 7,834
Deposits	1,268	582
Prepaid software subscription costs	4,326	2,483
Deferred stock-based compensation expense	784	496
Prepaid value added taxes	4,239	113
Other	8,249	3,753
Total prepaid expenses and other current assets	$ 30,872	$ 15,261